Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary relevant financial information by operating segment

The table below summarizes the relevant financial information by operating segment:

	Three months ended June 30, 2025
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	2,417	332	2,749
Cost of sales	(1,664)	(111)	(1,775)
Gross margin	753	221	974
Research and development	(433)	(257)	(690)
Loss from operations before SG&A and other income (expenses)	320	(36)	284
Selling, general & administrative			(2,637)
Loss from operations			(2,353)
Net other income			(347)
Loss before income taxes			(2,700)

	Three months ended June 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	2,334	3	2,337
Cost of sales	(1,514)	(4)	(1,518)
Gross margin	820	(1)	819
Research and development	(782)	(748)	(1,530)
Loss from operations before SG&A and other income (expenses)	38	(749)	(711)
Selling, general & administrative			(3,044)
Loss from operations			(3,755)
Net other income			1,859
Loss before income taxes			(1,896)

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

	Six months ended June 30, 2025
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	3,804	445	4,249
Cost of sales	(2,682)	(150)	(2,832)
Gross margin	1,122	295	1,417
Research and development	(930)	(894)	(1,824)
Loss from operations before SG&A and other income (expenses)	192	(599)	(407)
Selling, general & administrative			(5,563)
Loss from operations			(5,970)
Net other income			(385)
Loss before income taxes			(6,355)

	Six months ended June 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	4,391	3	4,394
Cost of sales	(2,667)	(4)	(2,671)
Gross margin	1,724	(1)	1,723
Research and development	(1,844)	(748)	(2,592)
Loss from operations before SG&A and other income (expenses)	(120)	(749)	(869)
Selling, general & administrative			(4,710)
Loss from operations			(5,579)
Net other income			1,870
Loss before income taxes			(3,709)